Accrued Expenses (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Accrued Expenses
Schedule of accrued expenses

	September 30, 2024	December 31, 2023
Accrued product returns	$5,299,261	$4,178,176
Accrued contract rebates	96,465	128,562
Due to 3PL/Wholesalers	62,284	75,727
Accrued bonuses	501,988	665,184
Accrued professional fees	—	15,000
Accrued R&D fees	354,908	100,668
Other accrued expenses	224,465	196,760
Total accrued expenses	$6,539,371	$5,360,077

	December 31, 2023	December 31, 2022
Accrued product returns	$4,178,176	$2,311,647
Accrued contract rebates	128,562	279,018
Due to 3PL/Wholesalers	75,727	155,081
Accrued bonuses	665,184	427,500
Accrued professional fees	15,000	51,620
Other accrued expenses	297,428	409,796
Total accrued expenses	$5,360,077	$3,634,662